LVIP SSGA Large Cap 100 Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.46%
Aerospace & Defense–1.52%
General Dynamics	39,800	$ 6,726,491
United Technologies	105,451	13,591,579
		20,318,070
Air Freight & Logistics–0.51%
FedEx	37,950	6,884,510
		6,884,510
Airlines–1.02%
Delta Air Lines	265,271	13,701,247
		13,701,247
Auto Components–0.47%
Lear	45,954	6,236,417
		6,236,417
Automobiles–2.02%
Ford Motor	1,545,766	13,571,825
General Motors	362,296	13,441,182
		27,013,007
Banks–5.75%
Citigroup	216,502	13,470,754
Citizens Financial Group	415,534	13,504,855
Fifth Third Bancorp	536,175	13,522,334
KeyCorp	440,900	6,963,971
PNC Financial Services Group	55,400	6,800,610
Regions Financial	251,993	3,565,701
SunTrust Banks	101,175	5,994,619
Wells Fargo & Co.	273,262	13,204,020
		77,026,864
Beverages–0.51%
Molson Coors Brewing Class B	114,462	6,827,658
		6,827,658
Biotechnology–2.01%
Amgen	70,698	13,431,206
Gilead Sciences	207,011	13,457,785
		26,888,991
Building Products–1.01%
Johnson Controls International	365,386	13,497,359
		13,497,359
Capital Markets–2.60%
Franklin Resources	163,905	5,431,812
Goldman Sachs Group	69,900	13,420,101
Invesco	132,097	2,550,793
Morgan Stanley	316,400	13,352,871
		34,755,577
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–2.20%
Air Products & Chemicals	25,368	$ 4,844,273
Eastman Chemical	152,867	11,599,548
LyondellBasell Industries Class A	155,148	13,044,844
		29,488,665
Communications Equipment–2.00%
Cisco Systems	250,342	13,515,964
Juniper Networks	501,536	13,275,658
		26,791,622
Consumer Finance–2.05%
Ally Financial	506,356	13,919,727
Capital One Financial	164,986	13,477,706
		27,397,433
Containers & Packaging–0.83%
WestRock	289,084	11,086,371
		11,086,371
Diversified Telecommunication Services–2.46%
AT&T	424,900	13,324,864
CenturyLink	542,350	6,516,010
Verizon Communications	220,900	13,061,817
		32,902,691
Electric Utilities–5.00%
Duke Energy	145,583	13,102,470
Edison International	204,074	12,636,262
Entergy	96,110	9,190,999
Evergy	62,547	3,630,854
Exelon	177,201	8,883,086
PPL	410,085	13,016,098
Southern	127,200	6,573,696
		67,033,465
Electrical Equipment–1.01%
Eaton	167,062	13,458,515
		13,458,515
Electronic Equipment, Instruments & Components–0.96%
Corning	390,165	12,914,462
		12,914,462
Energy Equipment & Services–0.67%
†Apergy	50,917	2,090,652
Baker Hughes	246,450	6,831,594
		8,922,246
Equity Real Estate Investment Trusts–7.34%
AvalonBay Communities	29,584	5,938,396
Host Hotels & Resorts	702,213	13,271,826
Mid-America Apartment Communities	138,111	15,099,676
Prologis	129,990	9,352,780
LVIP SSGA Large Cap 100 Fund–1

LVIP SSGA Large Cap 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Realty Income	240,627	$ 17,700,522
Regency Centers	28,718	1,938,178
Ventas	162,308	10,356,873
Welltower	169,628	13,163,133
Weyerhaeuser	160,121	4,217,587
WP Carey	93,335	7,310,931
		98,349,902
Food & Staples Retailing–1.00%
Walgreens Boots Alliance	211,500	13,389,705
		13,389,705
Food Products–3.80%
Archer-Daniels-Midland	309,783	13,360,941
Conagra Brands	249,550	6,910,339
General Mills	151,139	7,821,443
JM Smucker	80,850	9,419,025
Kraft Heinz	408,833	13,348,397
		50,860,145
Health Care Equipment & Supplies–1.72%
Medtronic	146,076	13,304,602
Zimmer Biomet Holdings	76,184	9,728,697
		23,033,299
Health Care Providers & Services–7.02%
AmerisourceBergen	47,373	3,767,101
Anthem	43,821	12,575,751
Cardinal Health	271,405	13,068,151
Cigna	79,489	12,783,421
CVS Health	235,546	12,702,996
†Laboratory Corp of America Holdings	47,025	7,193,884
McKesson	48,069	5,626,957
Quest Diagnostics	147,887	13,297,999
Universal Health Services Class B	97,587	13,054,213
		94,070,473
Hotels, Restaurants & Leisure–1.86%
Carnival	233,954	11,866,147
Royal Caribbean Cruises	114,263	13,096,825
		24,962,972
Household Durables–2.73%
DR Horton	322,512	13,345,547
Lennar Class A	114,959	5,643,337
Newell Brands	263,583	4,043,363
Whirlpool	102,277	13,591,591
		36,623,838
Insurance–4.10%
Aflac	94,441	4,722,050
Allstate	108,538	10,222,109
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
MetLife	157,950	$ 6,723,931
Principal Financial Group	266,911	13,396,263
Prudential Financial	146,744	13,482,839
Unum Group	189,895	6,424,148
		54,971,340
IT Services–3.47%
Cognizant Technology Solutions Class A	84,325	6,109,346
DXC Technology	205,197	13,196,219
International Business Machines	94,680	13,359,348
Leidos Holdings	209,619	13,434,482
Perspecta	21,189	428,442
		46,527,837
Machinery–4.86%
Caterpillar	101,700	13,768,736
Cummins	84,797	13,386,902
Dover	64,094	6,012,017
Ingersoll-Rand	126,662	13,673,163
PACCAR	196,916	13,417,856
Snap-on	31,251	4,891,407
		65,150,081
Media–2.38%
Comcast Class A	334,490	13,372,910
Interpublic Group	181,795	3,819,513
Viacom Class B	520,905	14,621,803
		31,814,226
Metals & Mining–1.01%
Nucor	231,593	13,513,452
		13,513,452
Mortgage Real Estate Investment Trusts (REITs)–0.25%
Annaly Capital Management	332,546	3,322,135
		3,322,135
Multiline Retail–2.46%
Kohl's	196,907	13,541,294
Macy's	245,299	5,894,535
Target	168,572	13,529,589
		32,965,418
Oil, Gas & Consumable Fuels–4.78%
Apache	134,953	4,677,471
Chevron	107,268	13,213,272
Kinder Morgan	663,368	13,273,994
Marathon Petroleum	215,387	12,890,912
Occidental Petroleum	101,150	6,713,103
Valero Energy	155,946	13,228,899
		63,997,651

LVIP SSGA Large Cap 100 Fund–2

LVIP SSGA Large Cap 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–1.49%
†Mylan	230,050	$ 6,519,617
Pfizer	315,474	13,398,181
		19,917,798
Professional Services–0.87%
Nielsen Holdings	491,507	11,633,971
		11,633,971
Road & Rail–1.12%
Kansas City Southern	48,349	5,607,517
Norfolk Southern	50,507	9,439,253
		15,046,770
Semiconductors & Semiconductor Equipment–7.61%
Analog Devices	61,450	6,468,989
Applied Materials	331,200	13,105,683
Broadcom	45,100	13,562,021
Intel	247,873	13,310,780
Lam Research	73,580	13,171,556
Marvell Technology Group	310,743	6,180,678
†Micron Technology	317,163	13,108,347
†ON Semiconductor	478,741	9,847,703
Skyworks Solutions	159,807	13,180,881
		101,936,638
Software–1.30%
†Dell Technologies Class C	296,643	17,409,978
		17,409,978
Technology Hardware, Storage & Peripherals–1.97%
Hewlett Packard Enterprise	863,378	13,321,922
Western Digital	272,810	13,111,249
		26,433,171
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.72%
Tapestry	298,664	$ 9,703,593
		9,703,593
Total Common Stock (Cost $1,233,448,396)		1,318,779,563

MONEY MARKET FUND–0.45%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.39%)	6,014,080	6,014,080
Total Money Market Fund (Cost $6,014,080)		6,014,080

	Principal Amount°
SHORT-TERM INVESTMENTS–0.08%
≠U.S. TREASURY OBLIGATIONS–0.08%
U.S. Treasury Bill
2.44% 6/20/19	500,000	497,395
2.50% 6/20/19	20,000	19,895
2.53% 6/20/19	160,000	159,161
2.54% 6/20/19	420,000	417,798
		1,094,249
Total Short-Term Investments (Cost $1,094,106)		1,094,249

TOTAL INVESTMENTS–98.99% (Cost $1,240,556,582)	1,325,887,892
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.01%	13,547,429
NET ASSETS APPLICABLE TO 104,402,296 SHARES OUTSTANDING–100.00%	$1,339,435,321

† Non-income producing.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠ The rate shown is the effective yield at the time of purchase.

LVIP SSGA Large Cap 100 Fund–3

LVIP SSGA Large Cap 100 Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2019:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
159	E-mini S&P 500 Index	$22,560,510	$22,268,026	6/21/19	$292,484	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Large Cap 100 Fund–4

LVIP SSGA Large Cap 100 Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Large Cap 100 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Large Cap 100 Fund–5

LVIP SSGA Large Cap 100 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,318,779,563	$—	$—	$1,318,779,563
Money Market Fund	6,014,080	—	—	6,014,080
Short-Term Investment	—	1,094,249	—	1,094,249
Total Investments	$1,324,793,643	$1,094,249	$—	$1,325,887,892
Derivatives:

Assets:
Futures Contracts	$292,484	$—	$—	$292,484
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Large Cap 100 Fund–6